Subsequent Events	3 Months Ended
Jan. 31, 2024
Subsequent Events [Abstract]
Subsequent Events
13.	Subsequent Events

a.	On February 14, 2024, the Company issued 382,920 RSU’s to consultants, directors and officers.

b.	During the period between February 23, 2024 and March 8, 2024, April 2023 Warrants, September 2023 Warrants and January 2024 Warrants were exercised into 91,933 shares, for gross proceeds of $114,829.